Submission	Nov. 12, 2024
Submission [Line Items]
Central Index Key	0000887905
Registrant Name	LTC PROPERTIES INC
Registration File Number	333-283158
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES